Assets held for sale	12 Months Ended
Dec. 31, 2017
Assets Held For Sale
8. Assets held for sale

Emgold had two real estate properties located in Nevada County that were part of the Company’s former Idaho-Maryland Project. On 15 March 2016, the Company sold 27 acres of land with net proceeds of $319,705. The proceeds of the sale are being used for general working capital. Emgold has a remaining 7.13 acre parcel of land that is currently listed for sale.

SALE OF IDAHO-MARYLAND PROJECT	Idaho-Maryland
Sale of property	$350,000
Selling Costs	(30,295)
Net Proceeds	319,705
Cost of property	336,056
Loss on sale	$(16,351)

ASSETS HELD FOR SALE	Assets Held for Sale
Balance at 01 January 2016	$490,508
Disposition of assets	(336,056)
Balance at 31 December 2016 and 31 December 2017	$154,452